Condensed Financial Information of DHT Holdings, Inc. (parent company only), Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME STATEMENT [abstract]
Revenues	$ 295,853	$ 691,039	$ 535,068
Impairment charge	0	(12,560)	0
General and administrative expense	(16,565)	(17,890)	(14,789)
Operating income	202	313,591	138,867
Interest income	6	212	1,077
Interest expense	(25,727)	(38,408)	(55,332)
Other financial income	645	(1,334)	(1,790)
Profit/(loss) for the year	(11,507)	266,281	73,680
Parent Company [Member]
INCOME STATEMENT [abstract]
Revenues	980	0	0
Impairment charge	(35,149)	(35,278)	455
Dividend income	70,746	17,081	25,519
General and administrative expense	(17,742)	(19,148)	(14,782)
Operating income	18,835	(37,345)	11,192
Interest income	17,233	21,434	27,943
Interest expense	0	(6,766)	(12,177)
Other financial income	26	245	17
Profit/(loss) for the year	$ 36,095	$ (22,433)	$ 26,975